GOING CONCERN (Details Narrative) - USD ($)	Sep. 30, 2020	Dec. 31, 2019	Dec. 31, 2018
GOING CONCERN
Cash	$ 13,875	$ 30,320	$ 37,112
Outstanding liabilities	33,107	1,794	1,509
Accumulated Deficit	$ (63,280)	$ (8,000)	$ (2,371)